CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Profit or loss [abstract]
(LOSS)/PROFIT FOR THE YEAR	$ (8,649)	¥ (54,971)	¥ 22,921	¥ (47,928)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments	(1,204)	(7,657)	703	(111)
Total other comprehensive (loss)/income for the year, net of tax	(1,204)	(7,657)	703	(111)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	(9,853)	(62,628)	23,624	(48,039)
Attributable to:
Owners of the Company	(8,780)	(55,809)	25,039	(43,153)
Non-controlling interests	(1,073)	(6,819)	(1,415)	(4,886)
Total	$ (9,853)	¥ (62,628)	¥ 23,624	¥ (48,039)